Brighthouse Wellington Balanced Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Blended Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.70%	8.47%	9.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	12.67%	7.45%	9.41%
Class B
Prospectus [Line Items]
Average Annual Return, Percent	12.38%	7.18%	9.14%
Class E
Prospectus [Line Items]
Average Annual Return, Percent	12.51%	7.29%	9.25%